BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of preparation

  a. Basis of preparation:

The accounting treatment for the Exchange Agreement was as a reverse recapitalization of ScoutCam, for financial accounting and reporting purposes. As such, ScoutCam Ltd. is treated as the acquirer for accounting and financial reporting purposes while the Company is treated as the acquired entity for accounting and financial reporting purposes. As a result, the comparative figures that are reflected in the Company’s financial statements are those of ScoutCam and from the Closing Date, the Company’s assets, liabilities and results of operations are consolidated with the assets, liabilities and results of operations of ScoutCam.

The consolidated financial statements reflect the Company’s financial position, results of operations, changes in shareholders equity (capital deficiency) and cash flows in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

The accompanying comparative financial statements include the historical accounts of ScoutCam as a “Carve-out Business”, a division of Medigus. Throughout the comparative periods included in these financial statements, the Carve-out Business operated as part of Medigus. Separate financial statements have not historically been prepared for the Carve-out Business.

These comparative carve-out financial statements have been prepared on a standalone basis and are derived from Medigus’s consolidated financial statements and accounting records. The carve-out comparative financial statements reflect ScoutCam’s financial position, results of operations, changes in net Parent Company deficit and cash flows in accordance with U.S. GAAP.

The financial position, results of operations, changes in net parent deficit, and cash flows of the Carve-out Business may not be indicative of its results had it been a separate stand-alone entity during the comparative periods presented.

The comparative carve-out financial statements of the Company include expenses which were allocated from Medigus for certain functions, including general corporate expenses related to corporate strategy, procurement, Information Technology (“IT”), Human Resources (“HR”) and legal. These allocation have been made on the basis of direct usage when identifiable, with the remainder allocated on the basis of headcount. Management believes the expense allocation methodology and results are reasonable and consistently applied for all comparative periods presented. However, these allocations may not be indicative of the actual expenses that would have been incurred by an independent company or of the costs to be incurred in the future.

The carve-out comparative financial statements include assets and liabilities specifically attributable to the Carve-out Business. Transfers of cash between Carve-out Business and Medigus are included within “Transfers from Parent Company” on the Statements of Cash Flows and the Statements of changes in shareholder’s equity (capital deficiency).

As the carve-out comparative financial statements have been prepared on a carve-out basis, the amounts reflected in Parent Company deficit in the comparative statement of changes in shareholder’s equity (capital deficiency) refer to net loss for the period attributed to ScoutCam.

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

Use of estimates

C.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, deferred taxes, inventory impairment, stock based compensation, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from those estimates.

  b. Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, deferred taxes, inventory impairment, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from those estimates.

Functional currency

  c. Functional currency

A majority of ScoutCam’s revenues are generated in U.S. dollars. The substantial majority of ScoutCam costs are incurred in U.S. dollars and New Israeli Shekels (“NIS”). ScoutCam management believes that the U.S. dollar is the currency of the primary economic environment in which ScoutCam operates. Thus, the functional currency of ScoutCam is the U.S. dollar.

Transactions and balances originally denominated in U.S. dollars are presented at their original amounts. Balances in non U.S. dollar currencies are translated into U.S. dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-U.S. dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions exchange rates at transaction dates and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Cash and Cash Equivalents

  d. Cash and Cash Equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Accounts receivable

  e. Accounts receivable

Accounts receivable are presented in the Company’s consolidated balance sheets net of allowance for doubtful accounts. The Company estimates the collectibility of its accounts receivable balances and adjusts its allowance for doubtful accounts accordingly.

When revenue recognition criteria are not met for a sale transaction that has been billed, the Company does not recognize deferred revenues or the related account receivable.

As of December 31, 2020 and 2019, no allowance for doubtful accounts was recorded.

Property and equipment

  f. Property and equipment

Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives.

The annual depreciation rates are as follows:

%
Machinery and laboratory equipment	10%-15%
Office furniture and equipment	10%
Computers and computer software	33%
Leasehold improvements	Over the shorter of the lease term (including options if any) or useful life

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

Severance pay

  g. Severance pay

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. Pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”), all of the Company’s employees in Israel are entitled a monthly contribution, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Contributions under Section 14 relieve the Company from any future severance payment obligation with respect to those employees. The aforementioned contributions are not recorded as an asset on the Company’s balance sheet, and there is no liability recorded as the Company does not have a future obligation to make any additional payments.

The asset and the liability for severance pay presented in the balance sheets reflects employees that began employment prior to automatic application of Section 14.

The severance pay liability of the Company to its employees that began employment prior to automatic application of Section 14 based upon the number of years of service and the latest monthly salary and is partly covered by regular deposits with recognized pension funds and deposits with severance pay funds. Under labor laws, these deposits are in the employees’ names and, subject to certain limitations, are the property of the employees. The Company records the obligation as if it were payable at each balance sheet date on an undiscounted basis.

Stock-Based Compensation

  h. Stock-Based Compensation

The Company measures and recognizes compensation expense for its equity classified stock-based awards, including option awards exercisable into shares of common stock of the Parent Company under its plan based on estimated fair values on the grant date. The Company calculates the fair value of option awards on the grant date using the Black-Scholes option pricing model. The Black-Scholes option-pricing model requires a number of assumptions, of which the most significant are the stock price volatility and the expected option term. For the years ended December 31, 2019, and 2018, the volatility was based on the historical stock volatility of the Parent Company. The Company’s expected dividend rate is zero since the Company does not currently pay cash dividends on its stocks and does not anticipate doing so in the foreseeable future. Each of the above factors requires the Company to use judgment and make estimates in determining the percentages and time periods used for the calculation. If the Company were to use different percentages or time periods, the fair value of option awards could be materially different. The Company recognizes stock-based compensation cost for option awards on a accelerated basis over the employee’s requisite service period, net of estimated forfeitures.

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

Inventories

  i. Inventories

Inventories include raw materials, inventory in process and finished products and are valued at the lower of cost or net realizable value.

The cost is determined on the basis of “first in-first out” basis. Cost of purchased raw materials and inventory in process includes costs of design, raw materials, direct labor, other direct costs and fixed production overheads. Materials and other supplies held for use in the production of inventories are not written down if the finished products in which they will be incorporated are expected to be sold at or above cost.

The Company regularly evaluates its ability to realize the value of inventory based on a combination of factors including the following: forecasted sales or usage, estimated current and future market values.

Revenue recognition

  j. Revenue recognition

a)	Revenue measurement

Commencing January 1, 2018, the Company’s revenues are measured according to the ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, revenues are measured according to the amount of consideration that the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties, such as VAT taxes. Revenues are presented net of VAT.

b)	Revenue recognition

The Company recognizes revenue when a customer obtains control over promised goods or services. For each performance obligation, the Company determines at contract inception whether it satisfies the performance obligation over time or satisfies the performance obligation at a point in time.

Performance obligations are satisfied over time if one of the following criteria is met:

(a) the customer simultaneously receives and consumes the benefits provided by the Company’s performance; (b) the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (c) the Company’s performance does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date.

If a performance obligation is not satisfied over time, a Company satisfies the performance obligation at a point in time.

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued):

The transaction price is allocated to each distinct performance obligations on a relative standalone selling price (“SSP”) basis and revenue is recognized for each performance obligation when control has passed. In most cases, the Company is able to establish SSP based on the observable prices of services sold separately in comparable circumstances to similar customers and for products based on the Company’s best estimates of the price at which the Company would have sold the product regularly on a stand-alone basis. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

Product Revenue

Revenues from product sales are recognized at a point in time when the customer obtains control of the Company’s product, typically upon shipment to the customer. Sales taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues.

Service Revenue

The Company also generates revenues from development services. Revenue from development services is recognized over the period of the applicable service contract. To the extent development services are not distinct from the performance obligation relating to the subsequent mass production phase of the prototype under development, revenue from these services is deferred until commencement of the production phase of the project.

There are no long-term payment terms or significant financing components of the Company’s contracts.

The Company’s contract payment terms for product and services vary by customer. The Company assesses collectibility based on several factors, including collection history.

Cost of revenues

  k. Cost of revenues

Cost of revenue consists of products purchased from sub-contractors, raw materials for in-house assembly line, shipping and handling costs to customers, salary, employee-related expenses, depreciation and overhead expenses.

Cost of revenues are expensed commensurate with the recognition of the respective revenues. Costs deferred in respect of deferral of revenues are recorded as contract fulfilment assets on the Company’s balance sheet, and are written down to the extent the contract is expect to incur losses.

Research and development costs

  l. Research and development costs

Research and development costs are expensed as incurred and includes salaries and employee-related expenses, overhead expenses, material and third-party contractor’s charges.

Income taxes

  m. Income taxes

Income taxes are accounted for using the asset and liability approach under ASC-740, “Income Taxes” (“ASC-740”). The asset and liability approach require the recognition of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Company’s financial statements or tax returns.

The measurement of current and deferred tax liabilities and assets is based on provisions of the relevant tax law. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.

Uncertain tax positions are accounted for in accordance with the provisions of ASC 740-10, under which a company may recognize the tax benefit from an uncertain tax position claimed or expected to be claimed on a tax return only if it is more likely than not that the tax position will be sustained on examination by the taxation authorities, based on the technical merits of the position, at the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Interest and penalties, if any, related to unrecognized tax benefits, are recognized in tax expense.

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued):

Legal contingencies

  n. Legal contingencies

From time to time, the Company becomes involved in legal proceedings or is subject to claims arising in its ordinary course of business. Such matters are generally subject to many uncertainties and outcomes are not predictable with assurance. The Company accrues for contingencies when the loss is probable, and it can reasonably estimate the amount of any such loss.

Loss per share

  o. Loss per share

Basic loss per share is computed by dividing net loss, by the weighted average number of ordinary shares as described below.

In computing the Company’s diluted earnings per share, the numerator used in the basic earnings per share computation is adjusted for the dilutive effect, if any, of the Company’s potential common stock. The denominator for diluted earnings per share is a computation of the weighted-average number of ordinary shares and the potential dilutive shares common stock outstanding during the period.

The loss per share information in these consolidated financial statements is reflected and calculated as if the Company had existed since January 1, 2018. Accordingly, loss per share for all periods was calculated based on the number of ordinary shares retroactively adjusted for the exchange ratio determined in the reverse recapitalization (see also note 3).

Leases

  p. Leases

The Company determines if an arrangement contains a lease at inception. Company’s leases do not contain any residual value guarantees or material restrictive covenants.

The rate implicit is most of Company’s leases are not reasonably determinable, therefore we use our incremental borrowing rate based on the information available at the commencement date to determine the present value of the future lease payments.

Certain of Company’s leases include variable costs. Variable costs include non-lease components that were incurred based upon actual terms rather than contractually fixed amounts. In addition, variable costs are incurred for lease payments that are indexed to a change in rate or index. Because the ROU asset recorded on the balance sheet was determined based upon factors considered at the commencement date, subsequent changes in the rate or index that were not contemplated in the ROU asset balances recorded on the balance sheets result in variable expenses being incurred when paid during the lease term. See Note 12.

The Company has elected not to recognize on the balance sheet leases with terms of 12 months or less.

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Unaudited Interim Financial Statements

A.	Unaudited Interim Financial Statements

The accompanying unaudited interim condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of U.S. Securities and Exchange Commission Regulation S-X. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included (consisting only of normal recurring adjustments except as otherwise discussed). For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Group’s Annual Report on Form 10-K for the year ended December 31, 2020.

Principles of Consolidation

B.	Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation.

Significant Accounting Policies

D.	Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements.

Recent Accounting Pronouncements

E.	Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Group’s condensed consolidated financial statements.